Document and Entity Information Document	Nov. 21, 2023
Document and Entity Information [Abstract]
Entity Central Index Key	0000067215
Title of 12(b) Security	Common stock, par value $0.33 1/3 per share
Entity Registrant Name	DYCOM INDUSTRIES, INC.
Entity Incorporation, State or Country Code	FL
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Nov. 21, 2023
City Area Code	561
Local Phone Number	627-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity File Number	001-10613
Entity Tax Identification Number	59-1277135
Entity Address, Address Line One	11780 U.S. Highway One, Suite 600
Entity Address, City or Town	Palm Beach Gardens,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
Trading Symbol	DY
Security Exchange Name	NYSE
Amendment Flag	false